Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2011
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small-Cap Fundamental Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 2 years).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the
Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Advisor believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company's underlying business. The Advisor uses a research-driven analysis that results in the Fund's portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20% of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may engage in options, futures contracts and options on futures to seek to achieve the Fund's investment objective, manage the portfolio, mitigate risks, hedge risks, equitize cash or to enhance total return. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"), and the
Advisor may also invest in private placements in these types of securities. The
Fund invests primarily in ETFs that have an investment objective similar to the
Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
   ·  It has reached its target price;

   ·  Its present reward to risk ratio is unattractive;

   ·  It is overvalued; or

   ·  The company's fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall)
   increase, affecting the maturity of the debt security and causing the value of the security to decline.

o  Derivatives Risk. The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
   and risks that the derivative transactions may not be liquid.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

o  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule
   144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

o  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index. Advisor Shares have not yet commenced operations.

Effective April 12, 2010, the Brown Advisory Small-Cap Fundamental Value Fund, a
series of Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares for 1 year and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small-Cap Fundamental Value Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-19.15%. During the periods shown in the chart, the highest quarterly return was
17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -10.11% (for the quarter ended June 30,2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
NOTE: Institutional Shares of the Small-Cap Fundamental Value Fund commenced operations on December 31, 2008 as part of the Predecessor Small-Cap Fundamental
Value Fund. Advisor Shares of the Small-Cap Fundamental Value Fund commenced operations on July 28, 2011. Performance shown prior to inception of the Advisor
Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor
Shares were known as A Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small-Cap Fundamental Value Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.11%)
Brown Advisory Small-Cap Fundamental Value Fund | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2009	rr_AnnualReturn2009	25.82%
Annual Return 2010	rr_AnnualReturn2010	27.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008

[1]	The Total Annual Fund Operating Expenses do not correlate to the Ratios to Average Net Assets - Net Expenses provided in the Financial Highlights Section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.